Retirement Plans (Details 8) (USD $) In Thousands, unless otherwise specified									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 International hedge fund [Member]	Dec. 31, 2011 International hedge fund [Member]	Dec. 31, 2012 Long-biased hedge fund [Member]	Dec. 31, 2011 Long-biased hedge fund [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] International hedge fund [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] Long-biased hedge fund [Member]
Reconciliation of Level 3 Long biased hedge fund assets within fair value hierarchy
Assets at fair value, Beginning balance	$ 278,991	$ 260,106	$ 10,395		$ 9,937	$ 0	$ 28,343	$ 5,124
Capital contributions									10,000	10,000
Realized and unrealized gain									395	(63)
Assets at fair value, Ending balance	$ 278,991	$ 260,106	$ 10,395		$ 9,937	$ 0	$ 28,343	$ 5,124	$ 10,395	$ 9,937